Net sales	9 Months Ended
Sep. 30, 2026
Notes and other explanatory information [abstract]
Disclosure of disaggregation of revenue from contracts with customers [text block]
6 NET SALES

	09/30/2026	09/30/2025
Gross sales	49,865,656	44,717,590
Sales deductions
Returns and cancellations	(162,670)	(102,022)
Discounts and rebates	(8,975,411)	(5,930,234)
	40,727,575	38,685,334
Taxes on sales	(1,653,482)	(1,683,373)
Net sales	39,074,093	37,001,961